Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Long Lived Assets [Line Items]
Total long lived assets		$ 42,197	$ 47,456
United Kingdom
Long Lived Assets [Line Items]
Total long lived assets		11,703	11,768
United States of America
Long Lived Assets [Line Items]
Total long lived assets		13,506	10,774
All Other Countries
Long Lived Assets [Line Items]
Total long lived assets	[1]	3,355	3,651
Canada
Long Lived Assets [Line Items]
Total long lived assets		5,292	5,800
Bulgaria
Long Lived Assets [Line Items]
Total long lived assets		5,865	8,109
Austria
Long Lived Assets [Line Items]
Total long lived assets		$ 2,476	$ 7,354

[1]	No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.